Acquisitions - Fair Values of Assets and Liabilities of Fullerton India at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Nov. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets:
Cash and deposits with banks		¥ 76,465,511	¥ 75,697,521	¥ 73,090,816
Loans and advances		111,891,134	104,635,815
All other assets		6,167,202	6,063,907
Total assets		257,687,038	248,160,847
Liabilities:
Borrowings		15,371,801	20,584,651
Debt securities in issue		11,984,994	11,428,437
All other liabilities		8,703,413	8,386,774
Total liabilities		244,150,073	235,379,155
Goodwill		¥ 272,006	396,279	¥ 203,891
Fullerton India Credit Company Limited [Member]
Assets:
Cash and deposits with banks	¥ 37,495
Loans and advances	306,413		¥ 306,413
All other assets	58,612
Total assets	402,520
Liabilities:
Borrowings	176,075
Debt securities in issue	135,445
All other liabilities	22,752
Total liabilities	334,272
Net assets	68,248
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(17,130)
Net assets acquired	51,118
Goodwill	179,197
Consideration	230,315
Consideration:
Cash	230,315
Total	230,315
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 2,093